Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 17. Subsequent Events
The Company has evaluated subsequent events through February 28, 2022, the date these consolidated financial statements were available to be issued and has determined that no subsequent events require disclosure in the consolidated financial statements.